Share-Based Compensation - Summary Of Continuity Of Deferred Share Units (Detail) - Deferred Share Units [Member] - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Disclosure Of Terms And Conditions Of Deferred Share based Payment Arrangement [Line Items]
Opening balance	344,768	480,481
Granted	130,772	218,069
Dividend equivalents and other adjustments	4,941	7,124
Ending balance	480,481	705,674